SUBSEQUENT EVENTS (Detail) - Twilio IoT Business Unit [Member] shares in Millions	Mar. 26, 2023 shares
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	10
Subsequent Event
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	10